LEASE - Cash paid for amounts included in the measurement of lease liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	¥ 40,107	¥ 42,488
Right-of-use assets obtained in exchange for lease obligations, Operating leases	¥ 23,959	¥ 56,031